Schedule of Assets (Details) - 401(k) Savings Plan and Trust	12 Months Ended
Dec. 31, 2025 USD ($) shares
Schedule of Assets
Entity tax identification number	36-3143493
Plan number	003
Notes receivable from participants	$ 2,149,602
Total Investments and Loans	$ 119,733,441
Investment, Identifier [Axis]: American Century Mid Cap Value CL R6, Registered Investment Companies
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	osbc:AmericanCenturyMidCapValueClR6Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Units/Shares | shares	16,545
Current Value	$ 244,865
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: American Funds New World R6, Registered Investment Companies
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	osbc:AmericanFundsNewWorldR6Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Units/Shares | shares	14,501
Current Value	$ 1,351,084
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Dodge & Cox Stock Fund, Registered Investment Companies
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	osbc:DodgeCoxStockFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Units/Shares | shares	402,971
Current Value	$ 6,685,290
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Federated Capital Preservation Trust Fund, Common/Collective Trust Fund, Stable Value
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	osbc:FederatedCapitalPreservationTrustFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Number of Units/Shares | shares	567,316
Current Value	$ 5,673,161
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Federated Ultra Short DB FD Inst SH, Registered Investment Companies
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	osbc:DodgeCoxStockFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Units/Shares | shares	83,411
Current Value	$ 777,387
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Fidelity Mid Cap Index, Registered Investment Companies
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	osbc:FederatedUltraShortDbFdInstShMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Units/Shares | shares	63,919
Current Value	$ 2,360,517
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: JPMorgan Small Cap Growth Fund R6, Registered Investment Companies
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	osbc:JpmorganSmallCapGrowthFundR6Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Units/Shares | shares	30,329
Current Value	$ 681,785
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: MFS Intl Growth CL R6, Registered Investment Companies
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	osbc:MfsIntlGrowthClR6Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Units/Shares | shares	4,605
Current Value	$ 218,633
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Metropolitan West Total Return BD PL, Registered Investment Companies
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	osbc:MetropolitanWestTotalReturnBdPlMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Units/Shares | shares	368,819
Current Value	$ 3,171,842
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Neuberger Berman Mid Cap Growth Inst, Registered Investment Companies
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	osbc:NeubergerBermanMidCapGrowthInstMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Units/Shares | shares	245,867
Current Value	$ 3,604,410
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Old Second Bancorp, Inc. common stock, Company Stock
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	osbc:OldSecondBancorpInc.Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Employer, Common Stock [Member]
Number of Units/Shares | shares	645,509
Current Value	$ 12,587,426
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Schwab Retirement Value Advantage Money Fund, Money Market Account
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	osbc:SchwabRetirementValueAdvantageMoneyFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Money Market Funds [Member]
Number of Units/Shares | shares	402
Current Value	$ 402
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Schwab Small Cap Index, Registered Investment Companies
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	osbc:SchwabSmallCapIndexMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Units/Shares | shares	72,247
Current Value	$ 2,876,872
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price All-Cap Opportunities, Registered Investment Companies
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	osbc:T.RowePriceAllCapOpportunitiesMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Units/Shares | shares	116,021
Current Value	$ 9,161,002
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price Intl Value Eqty FD 1, Registered Investment Companies
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	osbc:T.RowePriceIntlValueEqtyFd1Member
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Units/Shares | shares	13,552
Current Value	$ 318,876
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price Retirement 2020 I, Registered Investment Companies
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	osbc:T.RowePriceRetirement2020IMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Units/Shares | shares	24,268
Current Value	$ 478,072
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price Retirement 2030 I, Registered Investment Companies
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	osbc:T.RowePriceRetirement2030IMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Units/Shares | shares	116,344
Current Value	$ 3,223,884
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price Retirement 2040 I, Registered Investment Companies
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	osbc:T.RowePriceRetirement2040IMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Units/Shares | shares	116,289
Current Value	$ 3,998,018
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price Retirement 2050 I, Registered Investment Companies
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	osbc:T.RowePriceRetirement2050IMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Units/Shares | shares	142,935
Current Value	$ 3,091,677
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: T. Rowe Price Retirement 2060 I, Registered Investment Companies
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	osbc:T.RowePriceRetirement2060IMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Units/Shares | shares	81,078
Current Value	$ 1,540,488
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Old Second National Bank of Aurora Common Trust Fund for Corporate Retirement Plans, Balanced Fund, Common/Collective Trust Funds
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	osbc:OldSecondNationalBankOfAuroraCommonTrustFundForCorporateRetirementPlansMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Number of Units/Shares | shares	267,292
Current Value	$ 10,702,191
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Old Second National Bank of Aurora Common Trust Fund for Corporate Retirement Plans, Bond Fund, Common/Collective Trust Funds
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	osbc:OldSecondNationalBankOfAuroraCommonTrustFundForCorporateRetirementPlansMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Number of Units/Shares | shares	28,214
Current Value	$ 6,225,407
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Old Second National Bank of Aurora Common Trust Fund for Corporate Retirement Plans, Diversified Equity Portfolio, Common/Collective Trust Funds
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	osbc:OldSecondNationalBankOfAuroraCommonTrustFundForCorporateRetirementPlansMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Number of Units/Shares | shares	61,982
Current Value	$ 12,269,037
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: The Old Second National Bank of Aurora Common Trust Fund for Corporate Retirement Plans, Strategic Dividend Fund, Common/Collective Trust Funds
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	osbc:OldSecondNationalBankOfAuroraCommonTrustFundForCorporateRetirementPlansMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Common Collective Trust [Member]
Number of Units/Shares | shares	157,261
Current Value	$ 5,531,072
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard 500 Index Fund, Registered Investment Companies
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	osbc:Vanguard500IndexFundMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Units/Shares | shares	22,486
Current Value	$ 14,207,770
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Developed Markets Index, Registered Investment Companies
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	osbc:VanguardDevelopedMarketsIndexMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Units/Shares | shares	299,962
Current Value	$ 6,020,229
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Investment, Identifier [Axis]: Vanguard Small Cap Value Index Admi, Registered Investment Companies
Schedule of Assets
EBP, Investment, Issuer Name [Extensible Enumeration]	osbc:VanguardSmallCapValueIndexAdmiMember
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Fund [Member]
Number of Units/Shares | shares	6,399
Current Value	$ 582,442
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Minimum
Schedule of Assets
Interest rates of notes receivable from participants	3.25%
Maximum
Schedule of Assets
Interest rates of notes receivable from participants	10.50%